Shareholders' equity and share-based payments - Dividend (Details) - € / shares	Jan. 10, 2019	Oct. 25, 2018	Oct. 12, 2018	Dec. 31, 2018
Dividend
Dividend paid (in Euros per share)	€ 0.64		€ 0.64
Share price for dividend paid in shares (in Euros per share)	€ 48.27		€ 52.95
Number of trading days to determine stock dividend price	20 days		20 days
Dividend decided by Board of Directors (in Euros per share)		€ 0.64
Dividend for the 2018 fiscal year, to be submitted at shareholders' meeting (in Euros per share)				€ 2.56
Balance of fiscal year dividend to be distributed after deducting quarterly interim dividends (in Euros per share)				€ 0.64